SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 8,479	$ 7,896
Less: Accumulated amortization	(7,086)	(5,956)
Intangible asset, net	$ 1,393	$ 1,940